Organization and Nature of Operations - Error correction (Details) - USD ($)		12 Months Ended
	Oct. 17, 2018	Dec. 31, 2018	Dec. 31, 2017
Balance sheet items
Prepaid expenses and other current assets		$ 20,722,358	$ 25,271,568
Assets		795,623,639	919,513,625
Income taxes payable - current portion			2,328,854
Income taxes payable - long-term portion		2,540,780	2,328,854
Deferred taxes		28,294,483	43,807,921
Liabilities		411,776,199	485,867,067
Additional paid in capital		487,287,971
Accumulated deficit		(102,119,537)
Partners' capital			434,279,704
Partners' Capital, Ending Balance	$ 427,209,584		433,646,558
Shareholders' equity		383,847,440
Liabilities and Equity		795,623,639	919,513,625
Comprehensive income items
Income tax benefit (expense)		8,983,442	44,391,726
Net income (loss)		(109,680,741)	(41,250,816)
Comprehensive loss		$ (110,893,777)	$ (42,158,743)
Loss per share		$ (2.42)	$ (0.96)
Weighted Average Limited Partnership Units Outstanding, Diluted			42,855,722
Weighted Average Number of Shares Outstanding, Basic and Diluted		45,276,278
Option shares multiple	42.84		42.84
Cost of goods sold (inclusive of amortization of intangibles)		$ 140,082,250	$ 127,636,390
Research and development expenses		43,693,242	40,240,107
Partners' capital [Member]
Balance sheet items
Partners' Capital, Ending Balance	$ 429,011,974		434,279,704
Previously Reported [Member]
Balance sheet items
Prepaid expenses and other current assets		20,743,685	25,498,092
Assets		795,644,966	919,740,149
Income taxes payable - current portion		393,552	1,334,645
Income taxes payable - long-term portion		1,803,512
Deferred taxes		26,237,841	42,891,444
Liabilities		409,375,841	483,956,381
Additional paid in capital		489,949,791
Accumulated deficit		(102,359,672)
Partners' capital			436,416,914
Partners' Capital, Ending Balance			435,783,768
Shareholders' equity		386,269,125
Liabilities and Equity		795,644,966	919,740,149
Comprehensive income items
Income tax benefit (expense)		9,267,917	44,500,731
Net income (loss)		(109,396,266)	(41,141,811)
Comprehensive loss		$ (110,609,302)	$ (42,049,738)
Loss per share		$ (2.42)	$ (0.96)
Weighted Average Limited Partnership Units Outstanding, Diluted			42,855,722
Weighted Average Number of Shares Outstanding, Basic and Diluted		45,276,278
Restatement Adjustment [Member]
Balance sheet items
Prepaid expenses and other current assets		$ (21,327)	$ (226,524)
Assets		(21,327)	(226,524)
Income taxes payable - current portion		(393,552)	994,209
Income taxes payable - long-term portion		737,268
Deferred taxes		2,056,642	916,477
Liabilities		2,400,358	1,910,686
Additional paid in capital		(2,661,820)
Accumulated deficit		240,135
Partners' capital			(2,137,210)
Partners' Capital, Ending Balance			(2,137,210)
Shareholders' equity		(2,421,685)
Liabilities and Equity		(21,327)	(226,524)
Comprehensive income items
Income tax benefit (expense)		(284,475)	(109,005)
Net income (loss)		(284,475)	(109,005)
Comprehensive loss		(284,475)	(109,005)
Cost of goods sold (inclusive of amortization of intangibles)		5,068,252	2,447,955
Research and development expenses		$ (5,068,252)	$ (2,447,955)